Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property plant and equipment, Total	$ 34,165	$ 33,554	$ 32,488
Less: accumulated depreciation and amortization	(28,691)	(27,399)	(22,053)
Total property and equipment, net	5,474	6,155	10,435
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Total	20,686	20,571	19,867
Software and voice recordings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Total	8,912	8,687	8,335
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Total	3,826	3,567	3,560
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Total	$ 741	729	720
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Total			$ 6